Discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued operations
Remaining amount of future capex commitments	$ 14,700
Reversal of currency translation adjustment loss		$ 900	$ 21,200
Decrease of the Investments in associates		3,100
Aeropuertos Andinos del Per S.A.
Discontinued operations
Sale of shares consideration received	5
Future capex commitments	17,200
Payments of future capex commitments		$ 2,500
Remaining amount of future capex commitments	$ 14,700